Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Other Operating Income and Expenses
28.	Other Operating Income and Expenses
Details of other operating income and
expenses for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Other operating income:
Gain on disposal of property and equipment and intangible assets	₩	127,058	37,316	21,898
Others(*1)		43,376	34,972	28,468

	₩	170,434	72,288	50,366

Other operating expenses:
Communication	₩	32,294	34,037	32,238
Utilities		591,507	547,204	511,240
Taxes and dues		68,852	44,888	29,009
Repair		425,698	438,089	431,964
Research and development		339,507	378,079	369,507
Training		29,804	30,949	39,286
Bad debt for accounts receivable – trade		44,183	49,865	37,906
Travel		14,936	19,090	22,499
Supplies and others(*2)		317,414	116,920	130,330
Loss on disposal of property and equipment and intangible assets		15,296	17,427	9,369
Impairment loss on assets held for sale		12,320	—	—
Impairment loss on property and equipment and intangible assets		3,140	94,736	10,369
Donations		15,339	15,712	14,766
Bad debt for accounts receivable – other		3,282	4,838	5,256
Others(*1,3)		145,771	72,122	7,534

	₩	2,059,343	1,863,956	1,651,273

(*1)	See note 4 (2).

(*2)
Supplies and others operating expenses include ₩211,998 million of costs incurred in response to the cybersecurity incident related to cellular services segment during the year ended December 31, 2025. The portion of these estimated costs that remained unpaid as of December 31, 2025 are recognized as a provision. (See note 19)

(*3)
Others include penalties of ₩134,799 million
imposed by the Personal Information Protection Commission in connection with the cybersecurity incident related to cellular services segment during that occurred cellular service segment during the year ended December 31, 2025.